BALANCE SHEETS (Parentheticals) - $ / shares	Mar. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	11,103,237	11,103,237
Common stock, shares outstanding	11,103,237	11,103,237